Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment, Net [Abstract]
Schedule of property, plant and equipment, net
	As of	As of
	June 30, 2018	December 31, 2017
Property and Buildings	$23,641,441	$23,767,731
Leasehold improvement	1,853,648	1,862,388
Machinery and equipment (1)	33,953,547	33,003,239
Automobiles	1,004,865	1,021,208
Office and electric equipment	1,056,912	1,032,454
Subtotal	61,510,413	60,687,020
Construction in progress	8,036,555	2,570,442
Less: accumulated depreciation	(17,045,055)	(14,778,850)
Property and equipment, net	$52,501,913	$48,478,612

(1)	A total amount of $12,239,859 machinery was related to the sale leaseback transaction (see Note 10).